T. Rowe Price Institutional Foreign Equity Fund
--------------------------------------------------------------------------------
Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Institutional Foreign Equity Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The index return does not reflect expenses, which have been deducted from the fund's return.

[Graphic Omitted]

T. Rowe Price Institutional Foreign Equity Fund
--------------------------------------------------------------------------------
                         Institutional                              Lipper
                               Foreign              MSCI     International
                                Equity              EAFE             Funds
                                  Fund             Index           Average
--------------------------------------------------------------------------------

          10/93                 10,000            10,000            10,000

          10/94                 11,196            11,038            11,037

          10/95                 11,268            11,031            11,164

          10/96                 12,899            12,222            12,524

          10/97                 13,970            12,823            13,977

          10/98                 15,038            14,099            14,654

          10/99                 18,164            17,394            18,281

          10/00                 18,610            16,931            18,692

          10/01                 13,394            12,753            14,143

          10/02                 11,595            11,104            12,492

          10/03                 14,185            14,165            15,554
--------------------------------------------------------------------------------

Average Annual Compound Total Return
--------------------------------------------------------------------------------

Periods Ended 10/31/03          1 Year           5 Years          10 Years
--------------------------------------------------------------------------------

Institutional Foreign
Equity Fund                      22.33%           -1.16%              3.56%

MSCI EAFE Index                  27.57             0.09               3.54

Lipper International
Funds Average                    24.51             0.91               4.19



Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.
--------------------------------------------------------------------------------

Dear Shareholder,

We are pleased that international stocks soared and the fund posted a powerful return of 22.33% during the 12 months ended October 31, 2003, although performance lagged the MSCI EAFE Index and Lipper International Funds Average due to the fund's emphasis on growth stocks. International value stocks significantly outperformed growth stocks from the end of 2002 through the first six months of 2003. Recently, however, there have been indications that growth stocks are beginning to narrow the gap.

As you know, the fund seeks to provide long-term growth of capital by investing primarily in established companies outside the U.S. The fund is diversified broadly among developed and some emerging markets. It focuses primarily on larger-cap and, to a lesser extent, on medium-cap growth stocks.

Major International Index Returns
--------------------------------------------------------------------------------

                                                                       12-Month
Period Ended 10/31/03                                                    Return
--------------------------------------------------------------------------------

MSCI EMF Latin America Index                                              59.75%

MSCI EAFE Index                                                           27.57

MSCI Europe Index                                                         24.71

MSCI Japan Index                                                          33.18

MSCI Pacific Ex-Japan                                                     37.19

S&P 500 Index                                                             20.80
--------------------------------------------------------------------------------

The Major International Index Returns table shows how various international markets performed over the fund's fiscal year. As you can see, Latin American and other emerging markets outpaced the developed markets of Europe and Japan over the 12-month period, and all international stocks surpassed U.S. shares measured by the S&P 500 Index.

Top 5 Sectors
--------------------------------------------------------------------------------
                                                                     Percent of
                                                                     Net Assets
                                                  10/31/02             10/31/03
--------------------------------------------------------------------------------

Financials                                            20.2%                23.4%

Consumer Discretionary                                17.3                 18.1

Telecommunication Services                             8.7                 10.3

Health Care                                           12.5                  9.7

Consumer Staples                                       9.2                  8.9

--------------------------------------------------------------------------------

The Top 5 Sectors table reflects the portfolio's allocation to various sectors during the same period. We reduced our exposure to health care stocks and increased our allocation of financial and telecommunication services holdings where we see opportunities in the months ahead.


[Graphic Omitted]

Geographic Diversification
--------------------------------------------------------------------------------

                                                                          Other
                                        Pacific           Latin             and
       Europe             Japan             Rim         America        Reserves
--------------------------------------------------------------------------------
          67%               20%              9%              2%              2%

--------------------------------------------------------------------------------

The Geographic Diversification table shows the fund's geographic profile as of October 31, 2003. In accordance with the fund's strategy of investing in established larger-cap companies, our highest regional exposure was to European markets and Japan, where most of these companies are located. The portfolio normally invests only a small portion of its assets in Latin America and Asian markets outside Japan. Please see the Financial Highlights section following this letter for a breakdown by individual country.

Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

We thank you for your continued support.

Respectfully,

James S. Riepe
Chairman

November 21, 2003

Financial Highlights

T. Rowe Price Institutional Foreign Equity Fund
--------------------------------------------------------------------------------
Certified Annual Report


                           For a share outstanding throughout each period
--------------------------------------------------------------------------------

                    Year
                   Ended
                10/31/03    10/31/02    10/31/01    10/31/00    10/31/99
--------------------------------------------------------------------------------

NET ASSET VALUE

Beginning
of period      $   10.65   $   12.70   $   19.16   $   20.08   $   17.03

  Investment
  activities
  Net investment
  income (loss)     0.23        0.18        0.39        0.13        0.21

  Net realized
  and unrealized
  gain (loss)       2.11       (1.81)      (5.35)       0.46        3.26

  Total from
  investment
  activities        2.34       (1.63)      (4.96)       0.59        3.47

Distributions

  Net investment
  income           (0.15)      (0.42)      (0.11)      (0.17)      (0.29)

  Net realized
  gain             (0.02)       --         (1.39)      (1.34)      (0.13)

  Total
  distributions    (0.17)      (0.42)      (1.50)      (1.51)      (0.42)

NET ASSET VALUE

End of period  $   12.82   $   10.65   $   12.70   $   19.16   $   20.08
               -----------------------------------------------------------------

Ratios/Supplemental Data

Total return^      22.33%     (13.43)%    (28.02)%       2.45%      20.79%

Ratio of total
expenses to
average net
assets              0.76%        0.75%       0.74%       0.74%       0.74%

Ratio of net
investment
income (loss)
to average
net assets          1.64%        1.06%       2.25%       0.57%       1.08%

Portfolio
turnover rate       27.8%        20.0%       21.4%       39.7%       18.2%

Net assets,
end of period
(in millions)   $   1,061    $   1,168   $   1,903   $   3,138   $   3,361


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

Statement of Net Assets (ss.)
T. Rowe Price Institutional Foreign Equity Fund
Certified Annual Report
October 31, 2003


                                                    Shares                Value
--------------------------------------------------------------------------------
                                                                   In thousands

AUSTRALIA  1.2%

Common Stocks  0.6%

BHP Billiton                                       455,304      $         3,779

Coles Myer                                         407,000                2,239

                                                                          6,018

Preferred Stocks  0.6%

News Corporation                                   911,779                6,696

                                                                          6,696

Total Australia (Cost $9,457)                                            12,714


BELGIUM  0.8%

Common Stocks  0.8%

Dexia                                              273,710                4,306

Fortis                                              62,184                1,108

Fortis (Unified shares)                             97,107                1,724

UCB                                                 37,917                1,194

Total Belgium (Cost $4,390)                                               8,332


BRAZIL  0.6%

Common Stocks  0.6%

Grupo Pao de
Acucar ADR (USD)                                    60,300                1,214

Petrobras ADR (USD)                                259,360                5,644

Total Brazil (Cost $5,381)                                                6,858


CANADA  0.3%

Common Stocks  0.3%

Alcan Aluminum                                      38,560                1,538

Royal Bank of Canada                                31,190                1,501

Total Canada (Cost $1,218)                                                3,039


DENMARK  0.5%

Common Stocks  0.5%

Novo Nordisk                                       164,851                5,922

Total Denmark (Cost $5,083)                                               5,922


FINLAND  1.4%

Common Stocks  1.4%

Nokia                                              857,117               14,539

Total Finland (Cost $1,707)                                              14,539


FRANCE  14.7%

Common Stocks  14.7%

Aventis                                            169,402                8,959

AXA                                                336,144      $         6,362

BNP Paribas                                        337,136               17,693

Compagnie de Saint-Gobain                          142,404                6,000

Credit Agricole                                    250,273                5,309

Credit Agricole, Rights, 11/7/03 *                 250,273                   58

France Telecom *                                   375,300                9,072

Groupe Danone                                        9,730                1,466

Hermes                                              43,534                7,486

L'Oreal                                             74,876                5,529

Lafarge                                             14,083                1,007

LVMH                                               116,272                8,026

Pinault Printemps Redoute                           21,504                2,189

Renault                                             24,478                1,617

Sanofi-Synthelabo                                  211,540               13,079

Schneider Electric                                 113,349                6,626

Societe Generale                                    35,049                2,600

Societe Television Francaise 1                     301,992                9,046

Sodexho Alliance                                   201,779                5,271

STMicroelectronics                                 150,678                4,006

Thomson                                            138,555                2,915

Total, Series B                                    190,664               29,597

Vivendi Universal *                                 89,197                1,871

Total France (Cost $104,402)                                            155,784


GERMANY  2.4%

Common Stocks  2.4%

Allianz                                             30,469                3,262

Bayer                                               61,434                1,474

Bayerische Hypo-und
Vereinsbank                                         98,821                2,174

Celesio                                             85,862                3,589

Deutsche Bank                                       89,081                5,869

E.On                                                41,817                2,111

Hypo Real Estate
(Spin Off Shares) *                                 24,704                  430

Rhoen-Klinikum                                      44,049                2,225

SAP                                                 19,420                2,822

Siemens                                             27,463                1,850

Total Germany (Cost $21,990)                                             25,806


HONG KONG  2.0%

Common Stocks  2.0%

BOC Hong Kong                                    1,711,500                2,964

Cheung Kong Holdings                               388,000                3,234

China Mobile (Hong Kong)                         1,802,500                5,117

Hong Kong & China Gas                            1,568,000      $         2,170

Hutchison Whampoa                                  423,000                3,267

Sun Hung Kai Properties                            551,000                4,628

Total Hong Kong (Cost $17,344)                                           21,380


INDIA  1.2%

Common Stocks  1.2%

Hindustan Lever                                  1,646,060                6,343

Infosys Technologies                                26,200                2,740

Zee Telefilms                                    1,229,700                3,715

Total India (Cost $13,294)                                               12,798


ISRAEL  0.1%

Common Stocks  0.1%

Check Point Software
Technologies (USD) *                                61,816                1,050

Total Israel (Cost $1,191)                                                1,050


ITALY  4.9%

Common Stocks  4.9%

Alleanza Assicurazioni                             585,720                5,855

Banca Intesa                                       687,070                2,314

Banco Popolare di
    Verona e Novara                                149,400                2,307

ENI                                                742,931               11,783

Mediaset                                           215,247                2,172

Mediolanum                                         300,235                2,095

Telecom Italia *                                 1,700,469                4,432

Telecom Italia Mobile                            1,266,186                5,836

Telecom Italia-RNC *                             2,051,664                3,554

UniCredito Italiano                              2,373,473               11,684

Total Italy (Cost $33,564)                                               52,032


JAPAN  19.6%

Common Stocks  19.6%

Canon                                              129,000                6,233

Credit Saison                                      172,900                3,612

Dai Nippon Printing                                190,000                2,930

Daito Trust Construction                           126,600                3,909

Daiwa House Industry                               408,000                4,395

Daiwa Securities                                   831,000                6,068

Denso                                              159,900                3,028

Fanuc                                               39,300                2,359

Fuji Television Network                                527                2,800

Fujisawa Pharmaceutical                            177,900      $         3,667

Funai Electric                                      30,200                4,018

Honda                                              157,300                6,200

Hoya                                                25,000                2,259

Japan Telecom Holdings                               2,736                8,175

Keyence                                             12,800                2,811

Kirin Brewery                                      309,000                2,467

Kyocera                                             32,000                1,924

Marui                                              267,800                3,395

Mitsubishi                                         393,000                4,072

Mitsubishi Estate                                  534,000                5,112

Mitsubishi Heavy Industries                        610,000                1,673

Mitsui Fudosan                                   1,036,000                9,625

Mitsui Trust Holdings *                            636,000                3,379

Nippon Telegraph & Telephone                           777                3,465

Nissan Motor                                       227,600                2,547

Nomura Securities                                  770,000               13,203

NTT DoCoMo                                           4,051                8,756

Oji Paper                                          457,000                2,428

Oki Electric Industry *                            455,000                2,012

Orix                                                20,200                1,697

Rohm                                                50,400                6,783

Secom                                              276,500               10,798

Sekisui House                                      363,000                3,557

Seven-Eleven Japan                                 278,000                8,786

Shin-Etsu Chemical                                  68,300                2,537

Shiseido                                            51,000                  534

SMC                                                 27,700                3,328

Sony                                                75,500                2,626

Sumitomo                                           192,000                1,330

Sumitomo Metal Industries                        3,164,000                2,931

Sumitomo Mitsui Financial                            1,427                7,167

Suzuki Motor                                       268,000                3,870

Takeda Chemical Industries                          46,100                1,629

Teijin                                             803,000                2,377

Toyoda Gosei                                        28,700                  847

Toyota Motor                                       183,200                5,208

UFJ Holdings *                                       1,691                7,218

Uniden                                               9,000                  171

Yamanouchi Pharmaceutical                          193,800                4,858

Yamato Transport                                   203,000                2,693

Total Japan (Cost $184,067)                                             207,467

LUXEMBOURG  0.1%

Common Stocks  0.1%

SES Global
(1 FDR Represents
1 A share)                                          65,520      $           583

Total Luxembourg (Cost $1,047)                                              583


MEXICO  1.5%

Common Stocks  1.5%

America Movil ADR
Series L (USD)                                     173,200                4,122

Femsa UBD Units
(Represents 1 Series B
and 4 Series D shares)                           1,067,190                3,792

Grupo Financiero BBVA
Bancomer, Series B *                             5,802,700                4,927

Wal-Mart de Mexico                               1,281,573                3,575

Total Mexico (Cost $13,127)                                              16,416


NETHERLANDS  4.9%

Common Stocks  4.9%

Akzo Nobel                                          16,651                  526

ASML Holding *                                     344,300                5,968

ING Groep                                          508,820               10,551

Koninklijke Numico *                               204,136                4,600

Philips Electronics                                373,274               10,050

Reed Elsevier                                      312,500                3,476

Royal Dutch Petroleum                               72,799                3,226

Royal KPN *                                        724,800                5,504

Royal KPN, 144A *                                  219,800                1,669

VNU                                                121,366                3,692

Wolters Kluwer                                     179,220                2,516

Total Netherlands (Cost $40,316)                                         51,778


NORWAY  0.3%

Common Stocks  0.3%

Orkla, Series A                                    153,395                3,210

Total Norway (Cost $1,505)                                                3,210


RUSSIA  0.7%

Common Stocks  0.7%

Gazprom ADR (USD)                                   31,600                  758

Lukoil ADR, 144A (USD)                              34,990                2,852

YUKOS ADR (USD)                                     87,490                4,101

Total Russia (Cost $6,173)                                                7,711


SINGAPORE  1.0%

Common Stocks  1.0%

MobileOne Limited                                2,660,000      $         2,079

United Overseas Bank                             1,069,060                8,357

Total Singapore (Cost $8,725)                                            10,436


SOUTH KOREA  1.9%

Common Stocks  1.9%

POSCO ADR (USD)                                     95,942                2,780

Samsung Electronics                                 30,043               11,931

South Korea Telecom                                 33,210                5,865

Total South Korea (Cost $10,239)                                         20,576


SPAIN  3.6%

Common Stocks  3.6%

Antena 3 Television *                                1,429                   47

Banco Bilbao Vizcaya Argentaria                    706,273                8,094

Banco Santander Central Hispano                    735,213                7,042

Endesa                                             235,926                3,739

Gas Natural                                        194,780                3,738

Inditex                                            237,000                4,890

Repsol                                             125,822                2,191

Telefonica                                         422,593                5,250

Telefonica ADR (USD)                                74,707                2,794

Total Spain (Cost $29,963)                                               37,785


SWEDEN  2.8%

Common Stocks  2.8%

Electrolux, Series B                               170,305                3,491

Hennes & Mauritz, Series B                         338,550                7,178

LM Ericsson, Series B *                          1,130,943                1,942

NORDEA                                             472,845                2,932

Sandvik                                             41,170                1,224

Securitas, Series B                              1,017,135               12,510

Total Sweden (Cost $23,156)                                              29,277


SWITZERLAND  5.9%

Common Stocks  5.9%

Adecco                                             271,120               15,962

Credit Suisse Group                                150,120                5,281

Nestle                                              99,484               21,867

Roche Holding
(Participation certificates)                        66,200                5,469

UBS                                                236,632               14,507

Total Switzerland (Cost $31,698)                                         63,086

TAIWAN  0.8%

Common Stocks  0.8%

China Trust Finance Holdings                     1,605,000      $         1,670

MediaTek                                           179,550                1,852

Taiwan Semiconductor
    Manufacturing                                2,276,669                4,496

Total Taiwan (Cost $6,182)                                                8,018


THAILAND  0.5%

Common Stocks  0.5%

Bangkok Bank NVDR *                              2,269,000                4,890

Total Thailand (Cost $2,827)                                              4,890


TURKEY  0.3%

Common Stocks  0.3%

Turkcell Iletisim
    Hizmet ADR (USD) *                             172,286                3,273

Total Turkey (Cost $2,746)                                                3,273


UNITED KINGDOM  24.5%

Common Stocks  24.5%

Abbey National                                     222,684                2,125

AstraZeneca                                        257,425               12,084

Astro All Asia Networks
(MYR) *                                            810,000                1,006

Autonomy *                                         150,896                  642

BG Group                                           493,417                2,249

BP                                                 774,199                5,370

Cadbury Schweppes                                  443,548                2,842

Capita                                             248,700                1,043

Carnival                                            49,867                1,721

Celltech *                                         345,015                2,686

Centrica                                         1,138,810                3,563

Compass                                          2,667,350               15,369

David S. Smith                                     373,325                1,038

Diageo                                             581,108                6,830

Electrocomponents                                  896,110                5,289

Friends Provident                                  424,690                  989

GKN                                                 94,050                  440

GlaxoSmithKline                                  1,767,721               37,834

Granada                                            393,636                  783

Hays                                             1,854,343                3,837

Hilton Group                                       396,940                1,306

HSBC (HKD)                                         200,400                3,018

Kesa Electricals *                                 377,115      $         1,561

Kingfisher                                       2,690,203               12,889

Reckitt Benckiser                                  120,000                2,524

Reed Elsevier
(Ordinary shares)                                1,354,812               10,523

Rio Tinto                                          625,105               15,149

Royal Bank of Scotland                             962,129               25,765

Shell Transport & Trading                        1,827,310               11,404

Standard Chartered                                 206,800                3,306

Tesco                                            2,430,974                9,740

Tomkins                                          1,088,626                5,188

Unilever                                           861,246                7,340

United Business Media                              180,089                1,417

Vodafone                                        14,259,937               29,928

Woolworths                                         977,477                  763

WPP Group                                        1,150,680               10,958

Total United Kingdom (Cost $236,478)                                    260,519


SHORT-TERM INVESTMENTS  0.0%

Money Market Funds  0.0%

T. Rowe Price Reserve
Investment Fund, 1.10% #                             1,000                    1

Total Short-Term
Investments (Cost $1)                                                         1


SECURITIES LENDING COLLATERAL  11.1%

Money Market Pooled Account 11.1%
Investment in money market pooled account
managed by JP Morgan
Chase Bank, London                             117,812,496              117,813

Total Securities Lending
Collateral (Cost $117,813)                                              117,813

Total Investments in Securities
109.6% of Net Assets (Cost $935,084)                            $     1,163,093

Other Assets Less Liabilities
Including $117,813 obligation to return
securities lending collateral                                          (101,973)

NET ASSETS                                                      $     1,061,120
                                                                ---------------

Net Assets Consist of:
Undistributed net investment
income (loss)                                                   $        18,451

Undistributed net
realized gain (loss)                                                   (458,428)

Net unrealized gain (loss)                                              228,033

Paid-in-capital applicable to
82,777,812 shares of $0.01 par
value capital stock outstanding;
1,000,000,000 shares authorized                                       1,273,064

NET ASSETS                                                      $     1,061,120
                                                                ---------------

NET ASSET VALUE PER SHARE                                       $         12.82
                                                                ---------------



    #   Seven-day yield

    *   Non-income producing

 144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total of such securities at period-end amounts to $4,521,000 and represents 0.4% of net assets

(ss.) Denominated in currency of the country of incorporation unless otherwise noted

  ADR   American Depository Receipts

  FDR   Fiduciary Depository Receipts

  HKD   Hong Kong dollar

  MYR   Malaysian ringgit

 NVDR   Non Voting Depository Receipt

  USD   United States dollar

The accompanying notes are an integral part of these financial statements.

Statement of Operations
T. Rowe Price Institutional Foreign Equity Fund
Certified Annual Report
In thousands

                                                                           Year
                                                                          Ended
                                                                       10/31/03
--------------------------------------------------------------------------------

Investment Income (Loss)

Income

Dividend (net of foreign taxes of $3,779)                       $        26,484

Securities lending                                                        1,043

Interest                                                                    153

Total income                                                             27,680

Expenses

Investment management                                                     8,097

Custody and accounting                                                      526

Registration                                                                 45

Legal and audit                                                              37

Miscellaneous                                                                19

Shareholder servicing                                                        17

Directors                                                                     8

Prospectus and shareholder reports                                            4

Total expenses                                                            8,753

Net investment income (loss)                                             18,927

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

Securities                                                              (39,284)

Foreign currency transactions                                             1,604

Net realized gain (loss)                                                (37,680)

Change in net unrealized gain (loss)
Securities                                                              253,250

Other assets and liabilities
denominated in foreign currencies                                           (71)

Change in net unrealized gain (loss)                                    253,179

Net realized and unrealized gain (loss)                                 215,499

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                          $       234,426
                                                                ---------------


The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

Statement of Changes in Net Assets
T. Rowe Price Institutional Foreign Equity Fund
Certified Annual Report
In thousands

                                                      Year
                                                     Ended
                                                  10/31/03             10/31/02
--------------------------------------------------------------------------------

Increase (Decrease) in Net Assets

Operations

  Net investment income                    $        18,927      $        16,774

  Net realized gain (loss)                         (37,680)            (211,536)

  Change in net unrealized gain or loss            253,179               28,378

  Increase (decrease) in net
  assets from operations                           234,426             (166,384)

Distributions to shareholders

  Net investment income                            (16,127)             (58,733)

  Net realized gain                                 (2,150)                --

  Decrease in net assets
  from distributions                               (18,277)             (58,733)

Capital share transactions *

  Shares sold                                      256,719              208,478

  Distributions reinvested                          14,775               43,452

  Shares redeemed                                 (594,653)            (762,108)

  Increase (decrease) in net
  assets from capital
  share transactions                              (323,159)            (510,178)

Net Assets

Increase (decrease)
during period                                     (107,010)            (735,295)

Beginning of period                              1,168,130            1,903,425

End of period                              $     1,061,120      $     1,168,130
                                           ---------------      ---------------

*Share information

  Shares sold                                       23,184               17,245

  Distributions reinvested                           1,413                3,342

  Shares redeemed                                  (51,540)             (60,713)

  Increase (decrease) in
  shares outstanding                               (26,943)             (40,126)


The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

Notes to Financial Statements
T. Rowe Price Institutional Foreign Equity Fund
Certified Annual Report
October 31, 2003

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Institutional International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Foreign Equity Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on September 7, 1989. The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

     Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

     Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

     Most foreign markets close before the NYSE. Normally, developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE will not be reflected in security valuations used by the fund to compute its share price. However, if developments are so significant that they will, in the judgment of the fund, clearly and materially affect security values, such valuations may be adjusted to reflect the estimated fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

     Currency Translation
     Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

     Other
     Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Dividends from mutual fund investments are reflected as dividend income; capital gain distributions from mutual fund investments are reflected as realized gain/loss. In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Emerging Markets
     At October 31, 2003, approximately 11% of the fund's net assets were invested in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

     Securities Lending
     The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At October 31, 2003, the value of loaned securities was $111,121,000; aggregate collateral consisted of $117,813,000 in the money market pooled account.

     Other
     Purchases and sales of portfolio securities, other than short-term securities, aggregated $310,478,000 and $618,661,000, respectively, for the year ended October 31, 2003.


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

     Distributions during the year ended October 31, 2003 totaled $18,277,000 and were characterized as ordinary income. At October 31, 2003, the tax-basis components of net assets were as follows:

--------------------------------------------------------------------------------

Unrealized appreciation                                    $        296,050,000

Unrealized depreciation                                             (68,017,000)

Net unrealized appreciation (depreciation)                          228,033,000

Undistributed ordinary income                                        19,895,000

Capital loss carryforwards                                         (459,872,000)

Paid-in capital                                                   1,273,064,000

Net assets                                                 $      1,061,120,000
                                                           --------------------

--------------------------------------------------------------------------------


     The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. As of October 31, 2003, the fund had $206,390,000 of capital loss carryforwards that expire in 2009, $214,055,000 that expire in 2010, and $39,427,000 that expire in 2011.

     At October 31, 2003, the cost of investments for federal income tax purposes was $935,084,000.


NOTE 4 - FOREIGN TAXES

     The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income.

     Gains realized upon disposition of Indian securities held by the fund are subject to capital gains tax in India, payable prior to repatriation of sale proceeds. The tax is computed on net realized gains, and realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the fund accrues a deferred tax liability for net unrealized gains on Indian securities.


NOTE 5 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee equal to 0.70% of the fund's average daily net assets. The fee is computed daily and paid monthly. At October 31, 2003, investment management fee payable totaled $642,000.


     In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $125,000 for the year ended October 31, 2003, of which $10,000 was payable at period-end.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the year ended October 31, 2003, dividend income from the Reserve Funds totaled $183,000.


NOTE 6 - INTERFUND BORROWING

     Pursuant to its prospectus, the fund may borrow up to 33 1/3% of its total assets. The fund is party to an interfund borrowing agreement between itself and other T. Rowe Price-sponsored mutual funds, which permits it to borrow or lend cash at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. During the year ended October 31, 2003, the fund had outstanding borrowings on 14 days, in the average amount of $29,671,000, and at an average annual rate of 1.31%. There were no borrowings outstanding at October 31, 2003.

T. Rowe Price Institutional Foreign Equity Fund
Certified Annual Report

Report of Independent Accountants

To the Board of Directors of T. Rowe Price Institutional International Funds, Inc. and Shareholders of T. Rowe Price Institutional Foreign Equity Fund

     In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Institutional Foreign Equity Fund (one of the portfolios comprising T. Rowe Price Institutional International Funds, Inc., hereafter referred to as the "Fund") at October 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.


     PricewaterhouseCoopers LLP
     Baltimore, Maryland
     November 24, 2003

T. Rowe Price Institutional Foreign Equity Fund
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 10/31/03
--------------------------------------------------------------------------------

     We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

     The fund's distributions to shareholders included $2,150,000 from short-term capital gains.

     For taxable non-corporate shareholders, $21,678,000 of the fund's income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

     The fund will pass through foreign source income of $22,935,000 and foreign taxes paid of $3,084,000.

T. Rowe Price Institutional Foreign Equity Fund
Certified Annual Report

About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Date of Birth)
Year Elected*
Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies
--------------------------------------------------------------------------------

Anthony W. Deering
(1/28/45)
1991
Director, Chairman of the Board, President, and Chief Executive Officer, The Rouse Company, real estate developers; Director, Mercantile Bank
(4/03 to present)
--------------------------------------------------------------------------------

Donald W. Dick, Jr.
(1/27/43)
1989
Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm
--------------------------------------------------------------------------------

David K. Fagin
(4/9/38)
2001
Director, Golden Star Resources Ltd., Canyon Resources Corp. (5/00 to present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President,
Nye Corp.
--------------------------------------------------------------------------------

F. Pierce Linaweaver
(8/22/34)
2001
President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers
--------------------------------------------------------------------------------

John G. Schreiber
(10/21/46)
2001
Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI Residential Properties Trust, Host Marriott Corp., and The Rouse Company
--------------------------------------------------------------------------------

Hubert D. Vos
(8/2/33)
2001
Owner/President, Stonington Capital Corp., a private investment company
--------------------------------------------------------------------------------

Paul M. Wythes
(6/23/33)
1996
Founding Partner, Sutter Hill Ventures, a venture capital limited partnership, providing equity capital to young high-technology companies throughout the United States; Director, Teltone Corp.
--------------------------------------------------------------------------------

*Each independent director oversees 106 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

T. Rowe Price Institutional Foreign Equity Fund
Certified Annual Report

Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price Portfolios Overseen]

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies
--------------------------------------------------------------------------------

James S. Riepe
(6/25/43)
2002
[106]
Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Investment Services, Inc.,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc.; Chairman of the Board, Institutional International Funds
--------------------------------------------------------------------------------

M. David Testa
(4/22/44)
1989
[106]
Chief Investment Officer, Director, and Vice President, T. Rowe Price; Vice Chairman of the Board, Chief Investment Officer, Director, and Vice President,
T. Rowe Price Group, Inc.; Director, T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited; Chairman of the Board and Director, T. Rowe Price International, Inc.; Director and Vice President, T. Rowe Price Trust Company; Vice President, Institutional International Funds
--------------------------------------------------------------------------------

*Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name
(Date of Birth)
Title and Fund(s) Served
Principal Occupation(s)

--------------------------------------------------------------------------------
Christopher D. Alderson (3/29/62)
Vice President, Institutional International Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.
--------------------------------------------------------------------------------

Mark C.J. Bickford-Smith (4/30/62)
Vice President, Institutional International Funds
Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.
--------------------------------------------------------------------------------

Stephen V. Booth (6/21/61)
Vice President, Institutional International Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------

Joseph A. Carrier (12/30/60)
Treasurer, Institutional International Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.
--------------------------------------------------------------------------------

Roger L. Fiery III, CPA (2/10/59)
Vice President, Institutional International Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------

John R. Ford, CFA (11/25/57)
President, Institutional International Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Chief Investment Officer, Director, and Vice President, T. Rowe Price International, Inc.
--------------------------------------------------------------------------------

Henry H. Hopkins (12/23/42)
Vice President, Institutional International Funds
Director and Vice President, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President, T. Rowe Price, T. Rowe Price International, Inc., and T. Rowe Price Retirement Plan Services, Inc.
--------------------------------------------------------------------------------

Patricia B. Lippert (1/12/53)
Secretary, Institutional International Funds
Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.
--------------------------------------------------------------------------------

George A. Murnaghan (5/1/56)
Vice President, Institutional International Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name
(Date of Birth)
Title and Fund(s) Served
Principal Occupation(s)
--------------------------------------------------------------------------------

R. Todd Ruppert (5/7/56)
Vice President, Institutional International Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Retirement Plan Services, and T. Rowe Price Trust Company; Chief Investment Officer, Director, and President, T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited
--------------------------------------------------------------------------------

James B.M. Seddon (6/17/64)
Vice President, Institutional International Funds
Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.
--------------------------------------------------------------------------------

Julie L. Waples (6/12/70)
Vice President, Institutional International Funds
Vice President, T. Rowe Price
--------------------------------------------------------------------------------

David J.L. Warren (4/14/57)
Vice President, Institutional International Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Chief Executive Officer, Director, and President, T. Rowe Price International, Inc.; Director,
T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited
--------------------------------------------------------------------------------

William F. Wendler II, CFA (3/14/62)
Vice President, Institutional International Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.
--------------------------------------------------------------------------------

Edward A. Wiese, CFA (4/12/59)
Vice President, Institutional International Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; Chief Investment Officer, Director, and Vice President, T. Rowe Price Savings Bank
--------------------------------------------------------------------------------

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     December 19, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     December 19, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     December 19, 2003